SUBSEQENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Options granted (in shares)		442,830	429,538
Exercise price (in USD per share)		$ 1.34	$ 1.31
Grant date fair value of options granted (in USD per share)		$ 0.72	$ 0.61
Expense remaining to be recognized		$ 0.4
Subsequent Event
Subsequent Event [Line Items]
Options granted (in shares)	157,552
Exercise price (in USD per share)	$ 15.15
Grant date fair value of options granted (in USD per share)	$ 8.38
Subsequent Event | Stock-Based Compensation Grant March 22, 2021
Subsequent Event [Line Items]
Expense remaining to be recognized	$ 2.1
Subsequent Event | Option
Subsequent Event [Line Items]
Vesting term	4 years
Maximum option term	10 years
Subsequent Event | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Vesting term	3 years
Granted (in shares)	50,928
Grant date fair value of awards granted (in USD per share)	$ 15.15